Acquisition of King's Gaming Promotion Limited (Details 3) (Kings Gaming [Member], USD $)	12 Months Ended
Dec. 31, 2012
Kings Gaming [Member]
2013*	$ 9,000,000 [1]
2014	9,000,000
Thereafter	0
Total Contingent Consideration	$ 18,000,000

[1]	Cash consideration to be paid subsequent to the completion of the December 31, 2012 audit in 2013.